Consolidated shareholders’ equity - Summary of Repurchases Program (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2023
Disclosure of classes of share capital [line items]
Number of shares (in shares)	2,584,540
Value	€ 230
2022
Disclosure of classes of share capital [line items]
Number of shares (in shares)	4,000,204	1,510,000
Value	€ 363	€ 137
2021
Disclosure of classes of share capital [line items]
Number of shares (in shares)		3,976,992	2,765,388
Value		€ 360	€ 242
2020
Disclosure of classes of share capital [line items]
Number of shares (in shares)			1,758,569
Value			€ 140